Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, basic	$ (47,676)	$ (15,240)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, diluted	(47,676)	(15,240)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, basic	(64)	(431)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, diluted	(64)	(431)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc., basic	(47,740)	(15,671)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc., diluted	$ (47,740)	$ (15,671)
Denominator:
Weighted average shares outstanding used in calculating net loss per share - basic (in shares)	456,477,820	426,422,220
Weighted average shares outstanding used in calculating net loss per share - diluted (in shares)	456,477,820	426,422,220
Basic and diluted loss per share:
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.10)	$ (0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.10)	(0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	0
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	0
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	(0.10)	(0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	$ (0.10)	$ (0.04)